Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets
Schedule of the entity's indentified intangible assets

	Carrying Amount	Accumulated Amortization	Net
	(Dollars in Thousands)
December 31, 2011:
Core deposit premium	$58,675	$47,632	$11,043
Identified intangible (contract rights)	1,742	595	1,147

Total identified intangibles	$60,417	$48,227	$12,190

December 31, 2010:
Core deposit premium	$58,675	$42,583	$16,092
Identified intangible (contract rights)	1,568	351	1,217

Total identified intangibles	$60,243	$42,934	$17,309

Schedule of estimated amortization expense for each of the five succeeding fiscal years and thereafter

Fiscal year ending:	Total
(in thousands)
2012	$4,630
2013	4,611
2014	2,368
2015	429
2016	128
Thereafter	24

Total	$12,190